GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 30,069	$ 30,069	$ 30,069
Amortization expenses	$ 1,238	$ 1,689	3,082
Strangeloop Networks Inc [Member]
Business Acquisition [Line Items]
Total cash consideration for acquisition			8,402
Goodwill			5,604
Intangible assets acquired			$ 3,023